Consolidated Balance Sheets (parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Consolidated Balance Sheets
Ordinary shares, par value	$ 1.00	$ 1.00
Ordinary shares, authorized	75,000,000	75,000,000
Ordinary shares, issued	66,447,037	60,705,823